Note 10 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 1,117,661	$ 1,014,622
Total assets	5,287,022	4,896,229
Current liabilities	662,770	423,090
Non-current liabilities	2,184,863	2,312,702
Net income	385,749	554,955	$ 435,121
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	1,386	11,697
Non-current assets	0	91,471
Total assets	1,386	103,168
Current liabilities	123	7,472
Non-current liabilities	0	52,760
Total liabilities	123	60,232
Voyage revenue	13,832	23,789	43,088
Net income	$ 1,559	$ 4,686	$ 27,617